Unrecognized contractual commitments (excluding Orange Bank)	12 Months Ended
Dec. 31, 2021
Unrecognized contractual commitments [abstract]
Unrecognized contractual commitments (excluding Orange Bank)

Note 16    Unrecognized contractual commitments (telecom activities)

At December 31, 2021, Orange is not aware of having entered into any commitment involving entities controlled by the Group that may have a material effect on its current or future financial position, other than the commitments described in this note.

16.1    Operating activities commitments

(in millions of euros)	Total	Less than	From one	More than
		one year	to five years	five years
Operating activities commitments	12,837	3,580	5,840	3,417
Operating leases commitments	179	54	85	40
Handsets purchase commitments	3,850	1,558	2,286	6
Transmission capacity purchase commitments	1,714	213	519	982
Other goods and services purchase commitments	4,635	1,190	1,626	1,819
Investment commitments	1,081	430	640	10
Public initiative networks commitments(1)	82	14	56	12
Guarantees granted to third parties in the ordinary course of business	1,296	120	629	548
(1)	Including unrecognized contractual commitments carried by Orange SA in the context of the deployment of the High and Very High Speed network in France. The unrecognized contractual commitments relating to Orange Concessions' group are presented in Note 11.3.

Lease commitments

Lease commitments include real estate leases relating to contracts for which the underlying asset will be available after December 31, 2021 and leases for which the Group applies the exemptions allowed by IFRS 16 (see Note 9).

(in millions of euros)	Minimum future
lease payments
Property lease commitments	139
o/w technical activities	22
o/w shops/offices activities	117

Maturities are set forth below:

(in millions of euros)	Minimum	Less than	1-2	2-3	3-4	4-5	More than
	future	one year	years	years	years	years	five years
	lease
	payments
Property lease commitments	139	33	24	15	20	11	37

The lease commitments correspond to the outstanding minimum future lease payments until the normal date of renewal of the leases or the earliest possible termination date.

Real estate lease commitments in France represent 51% of all real estate lease commitments.

Handsets purchase commitments

Following the signing of new handset purchase commitments at the end of July 2021 for a three-year period, the total amount of handset purchase commitments was 3,850 million at year-end 2021

Transmission capacity purchase commitments

Transmission capacity purchase commitments as at December 31, 2021 represented 1,714 million euros. They included 397 million euros for the provision of satellite transmission capacity (the term of these commitments extends until 2026 depending on the contracts) as well as an agreement on the use of an FTTH network in Spain in the amount of 878 million euros.

Other goods and services purchase commitments

The Group’s other goods and services purchase commitments mainly relate to network maintenance and management, as well as the acquisition of content.

At December 31, 2021, these commitments include:

–  commitments relating to the co-financed and leased lines for an amount of 950 million euros;

–  the purchase of broadcasting rights for an amount of 685 million euros;

–  energy purchase commitments for an amount of 555 million euros;

–  hosting services for active equipment for mobile sites under a "Built-to-suit" agreement for an amount of 435 million euros;

–  site management service contracts ("TowerCos") signed in Africa: the amount of these commitments represents 337 million euros;

–  the maintenance of submarine cables for which Orange has joint ownership or user rights, for an amount of 227 million euros;

–  the network maintenance for an amount of 194 million euros;

–  commitments to partners in the field of sports for an amount of 170 million euros.

Investment commitments

At the end of December 2021, investment commitments amounted to 1,081 million euros.

In addition to these commitments, which are expressed in monetary terms, the Group made certain commitments to the national regulatory authorities such as ensuring certain coverage of the population regarding fixed or mobile networks, particularly in the context of assignment of licenses and quality of service. These commitments will require investment expenditure in future years to roll out and enhance the networks. They are not shown in the table above if they have not been expressed in monetary terms, which is usually the case. The Group has accordingly agreed to meet the following conditions:

In France:

–  the obligations included in the authorization to use 5G frequencies in the 3.4-3.8 GHz band issued to Orange on November 12, 2020 are as follows:

–  the rollout of sites (3,000 sites by the end of 2022, 8,000 sites by the end of 2024 and 10,500 sites by the end of 2025), of which 25% must be located in rural areas or industrial areas outside of very densely populated areas;

–  widespread availability of a 5G service at all sites by the end of 2030, an obligation that may be met either with the 3.4-3.8 GHz band or another band;

–  the provision of a speed of at least 240 Mbps per sector from 75% of sites by the end of 2022, 85% of sites by the end of 2024, 90% of sites by the end of 2025, and 100% of sites by the end of 2030;

–  coverage of the main highways by the end of 2025, major roads by the end of 2027;

–  the provision of differentiated services and activation of the IPv6 network protocol (Internet Protocol version 6).

In addition, the commitments made by Orange to participate in the first stage of the procedure and which made it possible to obtain 50 MHz at a reserve price became obligations in the authorization issued:

–  from the end of 2023, Orange will have to provide a fixed offer from sites using the 3.5 GHz band and a fixed offer to cover the premises that benefit from fixed-access radio network services;

–  Orange will have to meet reasonable requests for the provision of services from private sector companies and public sector structures, provide indoor coverage, offer hosting for mobile virtual network operators (MVNOs) and be transparent about network failures and planned rollouts.

–  pursuant to the provisions of Article L.33-13 of the French Postal & Electronic Communications Code regarding coverage in lightly inhabited areas:

–  Orange proposed that it commit to ensuring that, within its FTTH deployment scope in the AMII area, unless refused by third parties, that 100% of homes and professional premises would have access to FTTH sales offers by the end of 2020 (including a maximum 8% of premises connectable on demand) and that 100% of homes and professional premises would be made connectable by the end of 2022. Subsequent to the Arcep opinion, these proposals were accepted by the government in July 2018;

–  outside of the AMII area, Orange proposed that it make deployment commitments regarding AMEL in the Vienne, Haute-Vienne, Deux-Sèvres and Lot-et-Garonne departments;

–  Lastly, Orange proposed to make commitments outside of the AMII and AMEL areas in the following departments: Orne, Hautes-Pyrénées, Yvelines, Territoire-de-Belfort, Guadeloupe and Martinique.

–  on January 14, 2018, the Orange Group and the other French mobile operators signed an agreement (the "New Deal") to ensure better mobile coverage of French territory, particularly rural areas. This agreement includes enhanced coverage obligations, which are included for the period 2018-2021 in our licenses in force in the bands 900 MHz, 1,800 MHz and 2,100 MHz, and for the post 2021 period, in the new licenses for 900 MHz, 1,800 MHz and 2,100 MHz awarded on November 15, 2018:

–  targeted programs for the improvement of coverage, with the coverage of 5,000 areas by operator by 2029;

–  the generalization of 4G by the end of 2020 on almost all existing mobile sites;

–  the acceleration of the coverage of the transport routes, ensuring that the main road and rail routes have 4G coverage;

–  the supply of a fixed 4G service and the extension of the service to 500 additional sites upon request from the government by 2020;

–  the widespread use of telephone coverage inside buildings, proposing voice over Wi-Fi and SMS over Wi-Fi offers and offers involving the indoor coverage of buildings upon request;

–  the improvement of reception quality throughout the country, particularly in rural areas, with good coverage (according to the Arcep decision No. 2016-1678 relative to publications giving information on mobile coverage) by 2024/2027.

–  in 2015, in France, when the frequencies in the 700 MHz band were allocated:

–  coverage obligations in “priority deployment areas” (40% of the country within 5 years, 92% within 12 years and 97.7% within 15 years) and in “white area” not yet covered by a broadband network (100% within 12 years), at the level of priority road routes (100% within 15 years) and at the level of the national rail network (60% within 7 years, 80% within 12 years and 90% within 15 years).

–  in 2011, in France, when the frequencies in the 2.6 GHz and 800 MHz bands were allocated:

–  an optional commitment to host mobile virtual network operators (MVNOs) on certain technical and pricing terms under Full MVNO schemes;

–  an obligation to provide mobile coverage with theoretical maximum download speeds of at least 60 Mbps per user (25% of the country within 4 years and 75% within 12 years for the 2.6 GHz band, 98% of the country within 12 years and 99.6% within 15 years for the 800 MHz band) which can be met by using both the allocated frequencies and other frequencies;

–  for the 800 MHz band, specifically: a coverage obligation in priority areas (40% of the country within 5 years, 90% within 10 years) with no obligation to provide roaming services, a coverage obligation in each department (90% within 12 years, 95% within 15 years) and an obligation to pool resources in communities covered by the “white area” program.

In Europe:

–  in 2021 in Spain, when the two license blocks in the 700 MHz band were allocated:

–  an obligation to provide network coverage of the municipalities with a population of more than 50,000 (30% in one year, 70% in three years and 100% in four years);

–  an obligation to provide network coverage of airports, ports, railway stations and roads for municipalities with more than 50,000 inhabitants by the end of 2025.

–  when a 5G license in the 700 MHz band was awarded in Slovakia in 2020:

–  an obligation to provide 5G services using a new radio access network within two years of the award;

–  an obligation to cover 95% of the population of the regional capitals by the end of 2025, 90% of the population outside the regional capitals and 70% of the total population by the end of 2027.

In Africa & Middle-East:

–  in 2016, in Senegal, when the 4G license was awarded and the license for mobile 2G and 3G was renewed:

–  a coverage obligation of 90% of the population in 3 years;

–  an obligation to cover in 5 years all territory in the inhabited border areas of Senegal whose number of inhabitants is equal to or greater than 200;

–  a coverage obligation on national roads and highways in 2 years.

–  in 2016, in Egypt, when the 4G license was granted, an obligation to provide 4G coverage of 11% of the population in one year, 42.5% in four years, 69.5% in six years and 70% within ten years.

–  in 2020, in Burkina Faso, when the 4G license was granted and the 2G and 3G licenses renewed, an obligation to cover 60 new localities over eight years and roads over six years.

Non-compliance with these obligations could result in fines and other sanctions ultimately including the withdrawal of licenses awarded. Management believes that the Group has the ability to fulfill these commitments towards government authorities.

Guarantees granted to third parties in the ordinary course of business

Commitments made by the Group to third parties in the ordinary course of business represented 1,296 million euros at December°31,°2021. They include 642 million euros of performance guarantees granted to some of its Enterprise customers, in particular in the context of network security and remote access.

The amount of guarantees granted by the Group to third parties (financial institutions, partners, customers and government agencies) to cover the performance of the contractual obligations of non-consolidated entities is not significant. Guarantees granted by the Group to cover the performance of the contractual obligations of the consolidated subsidiaries are not considered as unrecognized contractual commitments, as they would not increase the Group’s commitments in comparison to the underlying obligations of the consolidated subsidiaries.

16.2    Consolidation scope commitments

Asset and liability warranties granted in relation to disposals

Under the terms of agreements between certain Group companies and the acquirers of certain assets, the Group is subject to warranty clauses relating to assets and liabilities. Nearly all material sale agreements provide for ceilings on these warranties.

At December 31, 2021, the main warranties in effect were the following:

–  the uncapped warranties granted to the EE joint venture when contributing the operations in the United Kingdom, concerning the restructuring of equity investments and assets done prior to the contribution expiring in 2022;

–  a warranty given to BT as part of the EE sale, backed 50/50 by Orange Group and Deutsche Telekom as tax and operating warranties, except for events ascribable solely to one or the other, and capped at the contractually set disposal price of 5.1 billion pounds sterling (6.1 billion euros converted at the exchange rate at December 31, 2021) for Orange’s share, which will expire in 2023;

–  standard uncapped warranties granted to Vivendi as part of the additional disposal of Dailymotion (completed in 2017 for the remaining  10% of the share capital). These warranties will expire at the end of the statutory limitation period;

–  warranties granted to the HIN consortium in connection with the disposal of Orange Concessions (50% of the capital sold in 2021), which will expire at the end of 12 months, with the exception of the tax and fundamental warranties, which will expire after 60 days and 3 years, respectively;

–  warranties granted to the APG group in connection with the disposal of FiberCo Poland (50% of the capital sold in 2021), which will expire at the end of 18 months, with the exception of the tax and fundamental warranties, which will expire after 7 and 6 years, respectively.

–  miscellaneous standard warranties granted to buyers of real estate sold by the Group.

Orange believes that the risk of these warranties being enforced is remote and that the potential consequences of their being called are not material with respect to the Group’s results and financial position.

Asset and liability warranties received in relation to acquisitions

Under the terms of acquisition agreements between Group companies and the transferors of certain assets, the Group received warranty clauses relating to assets and liabilities. Nearly all material acquisition agreements provide for ceilings on these warranties.

At December 31, 2021, the main warranties in effect were the following:

–  standard and specific capped warranties obtained from Hellenic Telecommunications Organization S.A. in connection with the acquisition of Telekom Romania Communications, which will expire on March 31, 2023 (with respect to the general representations and warranties) and September 30, 2028 (with respect to the fundamental warranties). Some specific capped allowances have also been obtained, for up to 10 years.

Orange believes that the risk of all these warranties being enforced is remote and that the potential consequences of their being called are not material with respect to the Group's results and financial position.

Commitments relating to securities

Under the terms of agreements with third parties, Orange can make or receive commitments to purchase or to sell securities. The on-going commitments at December 31, 2021 are not likely to have material impacts on the Group’s financial position.

Orange Tunisie

Under the terms of the shareholders’ agreement with Investec dated May 20, 2009, Orange has a call option giving it the right to purchase at market value 1% of the share capital of Orange Tunisie plus one share, subject to regulatory authorizations. If this option were to be exercised, Orange would take control of Orange Tunisie. Investec would then have the right to sell to Orange 15% of the share capital of Orange Tunisie at market value.

Orange Concessions

Under the terms of the shareholders' agreement signed on March 27, 2021, which became effective on November 3, 2021, with the HIN consortium (made up of La Banque des Territoires, Caisse des Dépôts, CNP Assurances and EDF Invest), Orange has a call option that can be exercised in fiscal year 2025 enabling it to acquire at market value 1% of the voting rights of Orange Concessions, subject to the award of the authorizations.

FiberCo Poland

Under the terms of the shareholders' agreement with APG Group signed on April 11, 2021, Orange has a call option that can be exercised from fiscal year 2027 giving it the right to purchase at market value 1% of the share capital of Światłowód Inwestycje Sp.z o.o., subject to the award of the authorizations.

16.3    Financing commitments

The Group’s main commitments related to borrowings are set out in Note 14.

Orange has pledged (or given as guarantees) certain investment securities and other assets to financial institutions or used them as collateral to cover bank loans and credit facilities.

Guarantees granted to some lending institutions to finance consolidated subsidiaries are not set out below.

Assets covered by commitments

The items presented below do not include the impact of the regulation on the transferability of the assets or the possibility of contractual restrictions in network asset sharing agreements.

As of December 31, 2021 Orange has no material pledge on its subsidiaries’ securities.

(in millions of euros)	December 31,	December 31,	December 31,
	2021	2020	2019
Assets held under leases	998	716	636
Non-current pledged, mortgaged or receivership assets(1)	21	20	366
Collateralized current assets	2	2	2
Total	1,021	739	1,004

(1)	Non-current pledged, mortgaged or receivership assets are shown excluding cash collateral deposits, which are presented in Note 9.

Non-current pledged or mortgaged assets comprise the following assets given as guarantees:

December 31, 2021	Total in statement of	Amount of asset pledged,	Percentage
(in millions of euros)	financial position (a)	mortgaged or receivership (b)	(b)/(a)
Intangibles assets, net (excluding goodwill)	14,852	19	0%
Property, plant and equipment, net	30,479	2	0%
Non-current financial assets	977	—	—
Other(1)	34,894	—	—
Total	81,202	21	0%

(1)	This item mainly includes net goodwill, interests in associates, net deferred tax assets, non-current derivatives assets and rights of use.